Investments in associates - Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (23,976)	₩ (1,018)
Cumulative unrecognized equity method losses	(25,325)	(1,720)
MSTEEL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses		(371)
Cumulative unrecognized equity method losses		(371)
MIEL CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	0
Cumulative unrecognized equity method losses	(41)	(41)
Shinhan Global Healthcare Fund 1
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	61	(61)
Cumulative unrecognized equity method losses	(153)	(214)
Shinhan Global Healthcare Fund 2
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	75	(82)
Cumulative unrecognized equity method losses	(21)	(96)
EDNCENTRAL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(4,679)	(504)
Cumulative unrecognized equity method losses	(5,677)	₩ (998)
Kiwoom Milestone Professional Private Real Estate Trust 19
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(19,433)
Cumulative unrecognized equity method losses	₩ (19,433)